Taxes	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Taxes

Note 15 — Taxes

Significant components of the benefit of income taxes are as follows:

	For the six months ended June 30, 2021	For the six months ended June 30, 2022	For the six months ended June 30, 2022
	RMB	RMB	USD
Current	(835,315)	(286,789)	(42,732)
Deferred	1,749,318	1,023,038	152,433
Benefit of income taxes	914,003	736,249	109,701

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	142,316	142,316	21,205
Impairment loss from inventories	1,014,527	—	—
Net operating loss carryforwards	11,086,999	13,756,980	2,049,793
Less :valuation allowance	(12,101,526)	(13,756,980)	(2,049,793)
Deferred tax assets, net	142,316	142,316	21,205
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	5,396,459	4,528,405	674,733
Total deferred tax liabilities, net	5,254,143	4,386,089	653,528

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weight to the relative impact of the evidences to the extent it could be objectively verified.

The Company’s cumulative net operating loss (“NOL”) of approximately RMB 55,027,921 (USD 8,199,172) as of June 30, 2022 was mainly from NOL of Beijing WiMi, Shenzhen Yidian and Shenzhen Duodian. The NOL starts to expire in 2024. Management considers projected future losses outweigh other factors and made a full allowance of related deferred tax assets.

The Company recognized deferred tax liabilities related to the excess of the intangible assets reporting basis over its income tax basis as a result of fair value adjustment from acquisitions in 2015. The deferred tax liabilities will reverse as the intangible assets are amortized for financial statement reporting purposes.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net of VAT or GST. The VAT and GST are based on gross sales price. VAT rate is 6% on services and 13% on goods in China, and GST rate is generally 7% in Singapore.

Taxes payable consisted of the following:

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB	USD
VAT taxes payable	168,384	467,114	69,600
Income taxes payable	6,217,156	5,760,846	858,367
Other taxes payable	39,206	494,632	73,700
Totals	6,424,746	6,722,592	1,001,668